ACQUISITION OF A SUBSIDIARY - Goodwill arising at the date of acquisition (Details) - HN&T	Oct. 10, 2022 USD ($)
GENERAL INFORMATION
Consideration transferred	$ 3,040,000
Add: Non-controlling interest	480,000
Less: Recognized amount of net asset acquired	(2,398,000)
Goodwill arising on the acquisition	1,122,000
Goodwill is expected to be deductible for tax purpose	$ 0